EXPENSES BY NATURE - Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Expense By Nature [Line Items]
Share-based payments (Note 11)	$ 1,146,707	$ 1,401,414	$ 758,927
CPRIT Grant claimed on eligible expenses (Note 18)	0	(229,201)	(5,192,799)
Total	6,696,234	4,873,335	5,726,366
Research And Development Expenses
Expense By Nature [Line Items]
Clinical	80,021	1,177,179	2,623,636
Consulting	301,817	624,879	935,151
Legal patents and license fees	781,133	561,099	834,295
Manufacturing	946,705	219,526	3,571,106
Other	111,750	40,845	187,228
Pharmacology	0	372,509	407,373
Preclinical	2,789,753	446,748	0
Research grants and administration	254,970	385,085	(38,534)
Royalties	65,405	66,929	48,863
Salaries and benefits	1,012,344	845,428	2,213,655
Share-based payments (Note 11)	304,786	324,528	(3,870)
Travel	47,550	37,781	140,262
CPRIT Grant claimed on eligible expenses (Note 18)	0	(229,201)	(5,192,799)
Total	$ 6,696,234	$ 4,873,335	$ 5,726,366